Long-term debt - Convertible senior subordinated notes (Details) $ / shares in Units, $ in Thousands			11 Months Ended	12 Months Ended
	Oct. 06, 2016	Aug. 23, 2013 USD ($) $ / shares	Nov. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal				$ 702,181	$ 486,780
Interest expense, capitalized to mining interests				20,052	10,675
Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal				277,650	262,793
Conversion ratio		0.2542912
Conversion price per share (in usd per share) | $ / shares		$ 3.93
Threshold consecutive trading days	30 days	30 days
Measurement period	5 days	5 days
Measurement period consecutive trading days		5 days
Unrealized (loss) gain on fair value of convertible notes				(11,100)	46,700
Interest paid				8,400	8,400
Convertible senior subordinated notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Threshold trading days	20 days	20 days
Percentage of conversion price	130.00%	130.00%
Convertible senior subordinated notes | Top of range
Disclosure of detailed information about borrowings [line items]
Product of last reported sales price per common share and conversion rate		98.00%
Fekola
Disclosure of detailed information about borrowings [line items]
Interest expense, capitalized to mining interests			$ 20,100		10,700
Fekola | Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Interest expense, capitalized to mining interests				12,100	7,200
Fixed interest rate | Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.25%
Principal | Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal		$ 258,800		$ 258,750	$ 258,750